Fair Value Measurements (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements [Abstract]
Derivative warrant liabilities	$ 0.3	$ 1.8	$ 7.5	$ 6.9
Derivative warrant liabilities	$ 1.5	$ 7.4